Schedule of accruals and other current liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accruals And Other Current Liabilities
Other accruals	$ 328,438	$ 445,100	$ 459,472
GST payables	31,905	43,238	201,509
Interest payable	15,877	21,516	43,031
Other payables	719	974	82,655
Accruals and other current liabilities	$ 376,939	$ 510,828	$ 786,667